Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000091784
Shareholder Report [Line Items]
Fund Name	MAI Managed Volatility Fund
Class Name	Institutional
Trading Symbol	MAIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MAI Managed Volatility Fund for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the MAI Managed Volatility Fund for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at http://www.maifunds.com/. You can also request this information by contacting us at (877) 414-7884.

Additional Information Phone Number	(877) 414-7884
Additional Information Website	http://www.maifunds.com/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$68	1.36%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.36%
AssetsNet	$ 216,291,430
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 706,580
InvestmentCompanyPortfolioTurnover	1.00%
Holdings [Text Block]

Sector Weightings

(% total investments)

Table Summary
Value	Value
Written Options	(1.8)%
Materials	0.3%
Real Estate	0.6%
Utilities	1.5%
Energy	2.7%
Consumer Staples	3.2%
Industrials	4.1%
Consumer Discretionary	5.7%
Health Care	5.8%
Communication Services	7.5%
Financials	9.9%
Information Technology	21.0%
U.S. Government & Agency Obligations	16.3%
Money Market Fund	23.2%

Asset Class Weightings

(% total investments)

Table Summary
Common Stock	62.3%
U.S. Government & Agency Obligations	16.3%
Warrants	0.0%
Money Market Fund	23.2%
Written Options	(1.8)%

Largest Holdings [Text Block]

Top Ten Holdings

(% total net assets)*

Table Summary
Apple, Inc.	4.8%
NVIDIA Corp.	4.0%
Alphabet, Inc., Class A	4.0%
Microsoft Corp.	3.6%
Broadcom, Inc.	2.7%
Amazon.com, Inc.	2.2%
Visa, Inc., Class A	2.1%
Meta Platforms, Inc., Class A	2.1%
JPMorgan Chase & Co.	1.8%
The Home Depot, Inc.	1.8%

*Excludes cash equivalents, such as money market fund and government  securities, including that portion of cash equivalents held as collateral.

C000091785
Shareholder Report [Line Items]
Fund Name	MAI Managed Volatility Fund
Class Name	Investor
Trading Symbol	DIVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MAI Managed Volatility Fund for the period of September 1, 2025, to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the MAI Managed Volatility Fund for the period of September 1, 2025, to February 28, 2026. You can find additional information about the Fund at http://www.maifunds.com/. You can also request this information by contacting us at (877) 414-7884.

Additional Information Phone Number	(877) 414-7884
Additional Information Website	http://www.maifunds.com/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$81	1.61%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.61%
AssetsNet	$ 216,291,430
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 706,580
InvestmentCompanyPortfolioTurnover	1.00%
Holdings [Text Block]

Sector Weightings

(% total investments)

Table Summary
Value	Value
Written Options	(1.8)%
Materials	0.3%
Real Estate	0.6%
Utilities	1.5%
Energy	2.7%
Consumer Staples	3.2%
Industrials	4.1%
Consumer Discretionary	5.7%
Health Care	5.8%
Communication Services	7.5%
Financials	9.9%
Information Technology	21.0%
U.S. Government & Agency Obligations	16.3%
Money Market Fund	23.2%

Asset Class Weightings

(% total investments)

Table Summary
Common Stock	62.3%
U.S. Government & Agency Obligations	16.3%
Warrants	0.0%
Money Market Fund	23.2%
Written Options	(1.8)%

Largest Holdings [Text Block]

Top Ten Holdings

(% total net assets)*

Table Summary
Apple, Inc.	4.8%
NVIDIA Corp.	4.0%
Alphabet, Inc., Class A	4.0%
Microsoft Corp.	3.6%
Broadcom, Inc.	2.7%
Amazon.com, Inc.	2.2%
Visa, Inc., Class A	2.1%
Meta Platforms, Inc., Class A	2.1%
JPMorgan Chase & Co.	1.8%
The Home Depot, Inc.	1.8%

*Excludes cash equivalents, such as money market fund and government  securities, including that portion of cash equivalents held as collateral.